Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1, 2011
Goodwill	$15,159	$—	$68,891	$15,159
Impairment in 2011	—	—	(68,891)	—
Balance as of January 1, 2012
Goodwill	$15,159	$—	$—	$15,159
Transactions in 2012	—	—	—	—
Balance as of January 1, 2013
Goodwill	$15,159	$—	$—	$15,159
Acquisition of Weibo Interactive in 2013	—	7,517	—	7,517
Acquisition of All Sure in 2013	24,667	—	—	24,667
Balance as of December 31, 2013	$39,826	$7,517	$—	$47,343

The Company’s goodwill as of December 31, 2013 and 2012 was $47.3 million and $15.2 million, respectively. In May and December 2013, the Company acquired additional equity interest in Weibo Interactive and All Sure (see Note 5 for details), which resulted in an increase of $32.2 million in goodwill.  The balance as of December 31, 2012 were related to the acquisitions of Davidhill Capital Inc., a British Virgin Islands limited liability corporation, and its UC instant messaging product in 2004 and a privately held web-application development firm in 2008. During 2011, the Company recognized an impairment of $68.9 million on the goodwill related to its MVAS business, due to a significant decline in gross margin and near-term outlook of the business.

As of December 31, 2013, the Company performed a qualitative analysis on the goodwill arising from its business units considering the events and circumstances listed in ASC350 Intangibles — Goodwill and Other, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted for the twelve months ending December 31, 2013.

Intangible assets

The following table summarizes the Company’s intangible assets:

	As of December 31, 2013			As of December 31, 2012
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$15,533	$(11,109)	$4,424	$11,012	$(11,012)	$—
Software*	1,861	(1,844)	17	1,844	(1,844)	—
Other	6,997	(592)	6,405	775	(94)	681
Total	$24,391	$(13,545)	$10,846	$13,631	$(12,950)	$681

*                 Intangible assets are amortized over the estimated useful lives ranging from two to ten years.

Amortization expense related to intangible assets for the years ended December 31, 2013, 2012 and 2011 was $0.6 million, $0.1 million and $0.7 million, respectively. As of December 31, 2013, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2014	$2,235
2015	2,219
2016	1,491
2017	1,410
2018 and thereafter	3,169
Total expected amortization expense	$10,524